Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Business segment information
Net revenue:	¥ 4,515,800	¥ 4,048,400	¥ 4,004,600
Net interest income	2,389,414	1,970,581	2,004,094
Operating expenses	2,938,200	2,816,000	2,757,600
Operating profit (loss)	1,577,600	1,232,400	1,247,000
Fixed assets:	1,368,100	1,294,100
Increase in fixed assets	208,900
Depreciation	157,600
BK and TB
Business segment information
Net revenue:	2,150,600	1,871,300	1,877,800
Net interest income	1,854,600	1,152,600	971,400
Net fees	736,500	656,600	606,300
Other	(440,500)	62,100	300,100
Other than BK and TB
Business segment information
Net revenue:	2,365,200	2,177,100	2,126,800
Operating Segments | Customer business
Business segment information
Net revenue:	4,111,700	3,610,100	3,371,500
Operating expenses	2,494,000	2,435,400	2,364,000
Operating profit (loss)	1,617,700	1,174,700	1,007,500
Fixed assets:	711,200	635,400
Increase in fixed assets	151,500
Depreciation	109,800
Operating Segments | Customer business | BK and TB
Business segment information
Net revenue:	2,000,800	1,614,700	1,457,300
Net interest income	1,072,300	801,100	723,700
Net fees	803,100	721,200	667,500
Other	125,400	92,400	66,100
Operating Segments | Customer business | Other than BK and TB
Business segment information
Net revenue:	2,110,900	1,995,400	1,914,200
Operating Segments | Digital Service Business Group | Customer business
Business segment information
Net revenue:	747,600	741,600	744,700
Operating expenses	533,200	558,900	565,000
Operating profit (loss)	214,400	182,700	179,700
Fixed assets:	156,900	140,600
Increase in fixed assets	37,000
Depreciation	10,600
Operating Segments | Digital Service Business Group | Customer business | BK and TB
Business segment information
Net revenue:	251,400	257,200	255,500
Net interest income	215,400	219,300	223,400
Net fees	32,900	36,000	29,200
Other	3,100	1,900	2,900
Operating Segments | Digital Service Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	496,200	484,400	489,200
Operating Segments | Retail & Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	614,100	584,600	550,300
Operating expenses	456,800	490,900	492,200
Operating profit (loss)	157,300	93,700	58,100
Fixed assets:	201,900	191,700
Increase in fixed assets	41,900
Depreciation	21,100
Operating Segments | Retail & Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	429,600	390,300	373,200
Net interest income	196,500	166,800	165,900
Net fees	200,500	201,700	188,900
Other	32,600	21,800	18,400
Operating Segments | Retail & Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	184,500	194,300	177,100
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	805,700	623,200	565,700
Operating expenses	331,100	320,900	319,900
Operating profit (loss)	474,600	302,300	245,800
Fixed assets:	161,200	155,800
Increase in fixed assets	37,100
Depreciation	36,600
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	647,400	496,800	453,500
Net interest income	355,000	231,600	187,400
Net fees	230,600	212,700	218,600
Other	61,800	52,500	47,500
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	158,300	126,400	112,200
Operating Segments | Global Commercial Banking Business Group | Customer business
Business segment information
Net revenue:	870,600	771,700	778,700
Operating expenses	580,300	528,000	501,700
Operating profit (loss)	290,300	243,700	277,000
Fixed assets:	1,100	1,000
Increase in fixed assets	600
Depreciation	200
Operating Segments | Global Commercial Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	35,100	1,900	1,000
Net interest income	35,700	1,900	3,300
Net fees	0	0	0
Other	(600)	0	(2,300)
Operating Segments | Global Commercial Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	835,500	769,800	777,700
Operating Segments | Asset Management & Investor Services Business Group | Customer business
Business segment information
Net revenue:	360,800	348,900	293,400
Operating expenses	255,700	241,400	213,000
Operating profit (loss)	105,100	107,500	80,400
Fixed assets:	18,800	13,300
Increase in fixed assets	11,600
Depreciation	6,000
Operating Segments | Asset Management & Investor Services Business Group | Customer business | BK and TB
Business segment information
Net revenue:	105,400	106,300	99,400
Net interest income	9,400	9,300	5,500
Net fees	96,000	97,000	93,900
Other	0	0	0
Operating Segments | Asset Management & Investor Services Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	255,400	242,600	194,000
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business
Business segment information
Net revenue:	712,900	540,100	438,700
Operating expenses	336,900	295,300	272,200
Operating profit (loss)	376,000	244,800	166,500
Fixed assets:	171,200	133,000
Increase in fixed assets	23,400
Depreciation	35,200
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | BK and TB
Business segment information
Net revenue:	531,900	362,200	274,700
Net interest income	260,300	172,200	138,200
Net fees	243,100	173,800	136,900
Other	28,500	16,200	(400)
Operating Segments | Global Corporate & Investment Banking Business Group | Customer business | Other than BK and TB
Business segment information
Net revenue:	181,000	177,900	164,000
Operating Segments | Global Markets Business Group
Business segment information
Net revenue:	408,900	427,000	640,300
Operating expenses	271,800	253,000	243,100
Operating profit (loss)	137,100	174,000	397,200
Fixed assets:	110,600	108,400
Increase in fixed assets	23,200
Depreciation	28,300
Operating Segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	130,600	203,400	386,300
Net interest income	710,400	231,500	166,900
Net fees	(16,600)	(8,700)	(2,400)
Other	(563,200)	(19,400)	221,800
Operating Segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	278,300	223,600	254,000
Other
Business segment information
Net revenue:	(4,800)	11,300	(7,200)
Operating expenses	172,400	127,600	150,500
Operating profit (loss)	(177,200)	(116,300)	(157,700)
Fixed assets:	546,300	550,300
Increase in fixed assets	34,200
Depreciation	19,500
Other | Subsidiaries
Business segment information
Fixed assets:	1,210,200	1,286,100
Other | BK and TB
Business segment information
Net revenue:	19,200	53,200	34,200
Net interest income	71,900	120,000	80,800
Net fees	(50,000)	(55,900)	(58,800)
Other	(2,700)	(10,900)	12,200
Other | Other than BK and TB
Business segment information
Net revenue:	¥ (24,000)	¥ (41,900)	¥ (41,400)